Consolidated Statements of Income/(Loss) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Contract revenue	SFr 3,573	SFr 27,309	SFr 14,801
Total revenue	3,573	27,309	14,801
Operating expenses
Research & development expenses	(56,436)	(62,570)	(54,606)
General & administrative expenses	(16,094)	(17,259)	(15,305)
Other operating income/(expense), net	94	142	1,486
Restructuring expenses, net	(455)
Total operating expenses	(72,891)	(79,687)	(68,425)
Operating loss	(69,318)	(52,378)	(53,624)
Financial income	1,865	3,196	1,044
Financial expense	(191)	(133)	(176)
Exchange differences	(2,803)	(1,598)	(1,467)
Finance result, net	(1,129)	1,465	(599)
Loss before tax	(70,447)	(50,913)	(54,223)
Income tax expense	0	(3)	(10)
Loss for the period	SFr (70,447)	SFr (50,916)	SFr (54,233)
Loss per share:
Basic loss per share for the period attributable to equity holders	SFr (0.7)	SFr (0.51)	SFr (0.64)
Diluted loss per share for the period attributable to equity holders	SFr (0.7)	SFr (0.51)	SFr (0.64)